UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	Clarendon House
		2 Church Street
		PO Box HM 666
		Hamilton, HM CX  Bermuda

13F File Number: 028-04297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:




Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			1

Form 13F Information Table Entry Total:		6

Form 13F Information Table Value Total:		$        1,643,448,000
,000










List of Other Included Managers:			1. 028-13512 Northern Cross, LLC




                                                                   FORM 13F INFORMATION TABLE



          Column 1            Column 2  Column 3          Column 4 Column 5        Column 6  Column 7 Column8

                                                            VALUE   SHARES/ SH/PUTINVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLCUSIP             (x$1000)  PRN AMT PRNCALDISCRETION MANAGERS  SOLE    SHARED NONE

ANGLO AMERICAN PLC ADR       ADR        03485P201           180,846     9,08sh    Shared-Othe       1        263,360
ANGLOGOLD ASHANTI - SPON ADR Spsrd ADR  035128206           206,165     4,45sh    Shared-Othe       1          96,975
CAMECO CORP (ADR)            ADR        13321L108           321,842   11,606sh    Shared-Othe       1        172,102
FIBRIA CELULOSE SA - ADR     ADR        31573A109           125,537     7,26sh    Shared-Othe       1                  -
ITAU UNIBANCO HOLDINGS S.A. -ADR        465562106           662,674   27,405sh    Shared-Othe       1        283,024
ROYAL DUTCH SHELL - ADR A    ADR        780259206           146,384     2,42sh    Shared-Othe       1          50,000






























